SCHEDULE VI-SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Claims and claim adjustment expenses incurred related to:
Current accident year	$ 336,228	$ 310,145	$ 284,575
Prior accident years	(64,583)	(110,061)	(83,243)
Amortization of deferred acquisition costs	196,362	183,868	156,894
Consolidated property-casualty insurance operations
SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS
Deferred policy acquisition costs	52,344	52,105	40,242
Claims and claim adjustment expense reserves	1,158,483	1,150,714	1,173,943
Unearned premiums, gross	369,346	341,267	301,537
Net premiums earned	576,571	538,452	493,382
Net investment income	58,831	63,681	66,799
Claims and claim adjustment expenses incurred related to:
Current accident year	336,228	310,145	284,575
Prior accident years	(64,583)	(110,061)	(83,243)
Amortization of deferred acquisition costs	196,362	183,868	156,894
Paid claims and claims adjustment expenses	269,955	276,461	191,620
Net premiums written	$ 593,086	$ 549,638	$ 485,140